Loans, financing and debentures - Fundraising cost (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total
Disclosure of detailed information about borrowings [line items]
Cost	R$ 1,124,181
Amortization	655,693
Balance to be amortized	468,488	R$ 371,281
Bonds
Disclosure of detailed information about borrowings [line items]
Cost	434,970
Amortization	266,520
Balance to be amortized	168,450	164,825
NCE
Disclosure of detailed information about borrowings [line items]
Cost	125,222
Amortization	125,222
Balance to be amortized		2,696
Export credits (“export prepayments”)
Disclosure of detailed information about borrowings [line items]
Cost	219,946
Amortization	156,866
Balance to be amortized	63,080	52,162
Debentures
Disclosure of detailed information about borrowings [line items]
Cost	159,675
Amortization	34,012
Balance to be amortized	125,663	102,235
BNDES
Disclosure of detailed information about borrowings [line items]
Cost	81,730
Amortization	55,953
Balance to be amortized	25,777	9,854
IFC - International Finance Corporation
Disclosure of detailed information about borrowings [line items]
Cost	81,726
Amortization	3,007
Balance to be amortized	78,719	38,911
Others
Disclosure of detailed information about borrowings [line items]
Cost	20,912
Amortization	14,113
Balance to be amortized	R$ 6,799	R$ 598